Interest expense - Summary of Interest Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Interest and Debt Expense [Abstract]
Amortization charges on promissory notes		¥ 21,611	¥ 56,290	¥ 17,077
Interest expense on borrowings		6,039	2,815	1,453
Others			163	124
Total	$ 4,220	¥ 27,650	¥ 59,268	¥ 18,654